Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Company's Effective Income Tax Rate from Continuing Operations

Effective Income Tax Rate Reconciliation
	2025
	Amount	Percent
United States federal statutory rate	$948	21.0%
State and Local Income Taxes, Net of Federal Income Tax Effect(1)	173	3.8
Foreign Tax Effects
Ireland
Statutory tax rate difference	(177)	(3.9)
Other	17	0.4
Puerto Rico
Statutory tax rate difference	(49)	(1.1)
Withholding Tax	60	1.3
Expiration of credits carryforward	78	1.7
Change in valuation allowance	(78)	(1.7)
Other	(4)	(0.1)
Other foreign jurisdictions	20	0.4
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of Cross-Border Tax Laws
Direct foreign tax credits	(90)	(2.0)
Global intangible low-taxed income	70	1.6
Tax Credits
Research and development tax credits	(53)	(1.2)
Changes in Valuation Allowances	—	—
Nontaxable or Nondeductible Items
Spinal Implants divestiture	(51)	(1.1)
Transfers of intellectual property	405	9.0
Changes in unrecognized Tax Benefits	17	0.4
Other Adjustments	(18)	(0.4)
Effective Tax Rate	$1,268	28.1%
(1) State taxes in Pennsylvania, New York, Illinois, Florida, California, Michigan,
Indiana, and Tennessee accounted for the majority (greater than 50%) of the tax effect in this category.

Effective Income Tax Rate Reconciliation
	2024	2023
United States federal statutory rate	21.0%	21.0%
United States state and local income taxes, less federal deduction	1.1	1.1
Foreign income tax at rates other than 21%	(4.1)	(6.8)
Tax related to repatriation of foreign earnings	0.3	1.2
United States research and development credits	(1.4)	(1.2)
Intellectual property transfers	—	(3.3)
Goodwill impairment	2.8	—
Outside basis difference related to the anticipated sale of the Spinal Implants business	(4.9)	—
Other	(0.5)	1.8
Effective income tax rate	14.3%	13.8%

Cash Paid for Income Taxes (Net of Refunds)

Cash paid for income taxes (net of refunds received)
2025
United States - Federal	533
United States - State	71
Foreign
Ireland	175
Other	223
Subtotal	398
Total	$1,002

Schedule of Provision for Income Taxes

Earnings Before Income Taxes
	2025	2024	2023
United States	$1,434	$523	$701
International	3,080	2,969	2,972
Total	$4,514	$3,492	$3,673

Components of Income Tax Expense (Benefit)
Current income tax expense (benefit):	2025	2024	2023
United States federal	$414	$490	$236
United States state and local	149	90	48
International	313	289	430
Total current income tax expense	$876	$869	$714
Deferred income tax expense (benefit):
United States federal	$186	$(462)	$(212)
United States state and local	78	(76)	(20)
International	128	168	26
Total deferred income tax expense (benefit)	$392	$(370)	$(206)
Total income tax expense	$1,268	$499	$508

Schedule of Difference in Income Tax Effects Comprising Company's Deferred Income Tax Assets and Liabilities

Deferred Income Tax Assets and Liabilities
Deferred income tax assets:	2025	2024
Inventories	$553	$551
Other accrued expenses	401	207
Depreciation and amortization	546	715
State income taxes	90	167
Share-based compensation	117	100
Research and development capitalization	40	408
International interest expense carryforwards	56	52
Net operating loss and credit carryforwards	315	410
Outside basis difference related to the anticipated sale of the Spinal Implants business	—	170
Other	352	310
Total deferred income tax assets	$2,470	$3,090
Less valuation allowances	(148)	(228)
Net deferred income tax assets	$2,322	$2,862
Deferred income tax liabilities:
Depreciation and amortization	$(1,222)	$(1,141)
Undistributed earnings	(139)	(61)
Total deferred income tax liabilities	$(1,361)	$(1,202)
Net deferred income tax assets	$961	$1,660
Reported as:
Noncurrent deferred income tax assets	$1,098	$1,742
Noncurrent liabilities—Other liabilities	(137)	(82)
Total	$961	$1,660

Schedule of Unrecognized Tax Benefits Roll Forward

Uncertain Income Tax Positions
	2025	2024
Beginning uncertain tax positions	$349	$371
Increases related to current year income tax positions	19	18
Increases related to prior year income tax positions	12	—
Decreases related to prior year income tax positions	—	(4)
Settlements of income tax audits	—	(21)
Statute of limitations expirations and other	(4)	(3)
Foreign currency translation	27	(12)
Ending uncertain tax positions	$403	$349
Reported as:
Noncurrent liabilities—Income taxes	$403	$349